Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Aggregate Purchase Consideration

The aggregate purchase consideration is as follows:

Preliminary Aggregate Purchase Consideration	(USD thousands)
ADS (i)	$504
Prefunded Warrants (ii)	$461
Total Acquisition Consideration	965

i.	158,465 ADSs, totaling approximately USD 504 thousand based on a fair value of $3.18 per ADS at the Closing date.

ii.	145,355 Prefunded Warrants to purchase up to 145,355 ADSs, at an exercise price of $0.01 per ADS issued at the Closing, totaling approximately USD 461 thousand.

Schedule of Assets Acquired and Liabilities Assumed

The allocation of the consideration to the assets acquired and liabilities assumed based on management’s estimate of fair values at the Closing date as follows:

Preliminary Aggregate Purchase Consideration Allocation	(USD thousands)
Convertible Loan	(1,793)
Cash and Cash Equivalents	181
Trade Receivables	9
Other Receivables	57
Inventory	794
Restricted Deposits	112
Rights of Use Assets	299
Fixed Assets	199
Restricted Cash	80
Trade Payables	(2,420)
Accounts Payables and Accruals	(2,565)
Current Maturities of Bank Loans	(175)
Short-term Lease Liabilities	(252)
Bank Loans	(1,145)
Long-term Lease Liabilities	(87)
Intangible Assets:
Technology	2,481
Goodwill	5,190
Total purchase price consideration	965

Schedule of Useful Life of Intangible Asset	The estimated useful life of the intangible asset (in years) is as follows:
Estimated Useful Life
Technology	10

Schedule of Consolidated Statement of Comprehensive Loss Includes the Revenue and Net Loss	The consolidated statement of comprehensive loss includes the following revenue and net loss attributable to Twine in 2025:
Year ended
December 31, 2025
(in thousand)
Revenues	$248
Net loss	$(830)